CONDENSED STATEMENT OF OPERATIONS - USD ($)	1 Months Ended	3 Months Ended		4 Months Ended	7 Months Ended
	Mar. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2020	Sep. 30, 2020
CONDENSED STATEMENT OF OPERATIONS
Formation and operating costs		$ 155,350		$ 87,924	$ 243,274
Loss from operations		(155,350)		(87,924)	(243,274)
Other income:
Interest earned on marketable securities held in Trust Account		24,384		12,941	37,325
Unrealized loss on marketable securities held in Trust Account		2,855		(1,909)	946
Other income, net		27,239		11,032	38,271
Loss before benefit for income taxes		(128,111)		(76,892)	(205,003)
Benefit for income taxes		(599)		401	(198)
Net Loss	$ (205)	$ (128,710)	$ (76,286)	$ (76,491)	$ (205,201)
Weighted average shares outstanding, basic and diluted		3,075,821		2,800,125	2,921,484
Basic and diluted net loss per common share		$ (0.05)		$ (0.03)	$ (0.07)